Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, reserved for issuance for outstanding awards granted pursuant to the Masimo Corporation 2017 Equity Incentive Plan
Amount Registered | shares	752,000
Proposed Maximum Offering Price per Unit	176.09
Maximum Aggregate Offering Price	$ 132,419,680.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,287.16
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), which may become issuable under the Masimo Corporation 2017 Equity Incentive Plan (as amended, the "Masimo Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction affecting the Common Stock. Represents up to 752,000 shares of Common Stock issuable upon the settlement of Rollover RSUs (as defined in the Registration Statement) outstanding under the Masimo Plan, that will be assumed by the Registrant in connection with the Merger (as defined in the Registration Statement). Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act based on a per share price of $176.09, the average of the high and low price of the Common Stock on June 3, 2026, as reported on the New York Stock Exchange.